Securities Act File No. 333-132224

      As filed with the Securities and Exchange Commission on April 5, 2006
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

                 REGISTRATION STATEMENT UNDER THE SECURITIES ACT        [X]
                       OF 1933 Pre-Effective Amendment No. [ ]
                         Post-Effective Amendment No. 1    [X]

                                    SBL FUND
               (Exact Name of Registrant as Specified in Charter)

              One Security Benefit Place, Topeka, Kansas 66636-0001
               (Address of Principal Executive Offices) (Zip Code)

                                 (785) 438-3000
                  (Registrant's Area Code and Telephone Number)

                                   Amy J. Lee
                        Security Management Company, LLC
                           One Security Benefit Place
                            Topeka, Kansas 66636-0001
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

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PROXY STATEMENT/PROSPECTUS

                                    SBL FUND

                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 (800) 888-2461



THE PROXY STATEMENT/PROSPECTUS IS INCORPORATED HEREIN BY REFERENCE TO THE REGISTRATION STATEMENT NO. 333-132224 FILED MARCH 6, 2006 AND AMENDED MARCH 10, 2006.

THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE TO THE REGISTRATION STATEMENT NO. 333-132224 FILED MARCH 6, 2006 AND AMENDED MARCH 10, 2006.

SHAREHOLDER LETTERS, PROXY CARD, PROXY VOTING INSTRUCTIONS AND ALL APPENDICES ARE INCORPORATED HEREIN BY REFERENCE TO THE REGISTRATION STATEMENT NO. 333-132224 FILED MARCH 6, 2006 AND AMENDED MARCH 10, 2006.

                                     PART C

                                OTHER INFORMATION




Item 15  Indemnification

A policy of insurance covering Security Management Company, LLC, its affiliate Security Distributors, Inc., and all of the registered investment companies advised by Security Management Company, LLC insures the Registrant's directors and officers against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

Paragraph 30 of the Registrant's Bylaws, as amended February 3, 1995, provides in relevant part as follows:

     30. Indemnification and Liability of Directors and Officers. Each person who is or was a Director or officer of the Corporation or is or was serving at the request of the Corporation as a Director or officer of another corporation (including the heirs, executors, administrators and estate of such person) shall be indemnified by the Corporation as of right to the full extent permitted or authorized by the laws of the State of Kansas, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expense (including attorneys' fees) asserted or threatened against and incurred by such person in his/her capacity as or arising out of his/her status as a Director or officer of the Corporation or, if serving at the request of the Corporation, as a Director or officer of another corporation. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under the Articles of Incorporation, under any other bylaw or under any agreement, vote of stockholders or disinterested directors or otherwise, and shall not limit in any way any right which the Corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

     No person shall be liable to the Corporation for any loss, damage, liability or expense suffered by it on account of any action taken or omitted to be taken by him/her as a Director or officer of the Corporation or of any other corporation which he/she serves as a Director or officer at the request of the Corporation, if such person (a) exercised the same degree of care and skill as a prudent man would have exercised under the circumstances in the conduct of his/her own affairs, or (b) took or omitted to take such action in reliance upon advice of counsel for the Corporation, or for such other corporation, or upon statement made or information furnished by Directors, officers,


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     employees or agents of the Corporation, or of such other corporation, which he/she had no reasonable grounds to disbelieve.

     In the event any provision of this Section 30 shall be in violation of the Investment Company Act of 1940, as amended or of the rules and regulations promulgated thereunder, such provisions shall be void to the extent of such violations.

On March 25, 1988, the shareholders approved the Board of Directors' recommendation that the Articles of Incorporation be amended by adopting the following Article Fifteenth:

     "A director shall not be personally liable to the corporation or to its stockholders for monetary damages for breach of fiduciary duty as a director, provided that this sentence shall not eliminate nor limit the liability of a director:

          1. for any breach of his or her duty of loyalty to the corporation or to its stockholders;

          2. for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law;

          3. for any unlawful dividend, stock purchase or redemption under the provisions of Kansas Statutes Annotated (K.S.A.) 17-6424 and amendments thereto; or

          4. for any transaction from which the director derived an improper personal benefit."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 16  Exhibits

(1)      Articles of Incorporation(a)

(2)      Bylaws(b)

(3)      Not Applicable

(4)      Form of Plan of Reorganization(c)

(5)      Not Applicable

(6)      (a) Investment Advisory Contract(d)

         (b) Sub-Advisory Contract(e)


(7)      Distribution Agreement(a)

(8)      Not Applicable

(9)      (a) Custodian Agreement - UMB Bank, N.A.(f)

         (b) Custodian Agreement - State Street Bank (g)

         (c) Custodian Agreement - Bank of America (a)

(10)     Not applicable

(11)     Opinion of Counsel ( h)

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences (to be filed by subsequent amendment)

(13)     Not Applicable


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(14)     Consent of Independent Registered Public Accounting Firm (h)

(15)     Not Applicable

(16)     Powers of Attorney

(17)     Not Applicable

(a) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 45 to Registration Statement No. 2-59353 on Form N-1A (filed February 14, 2003).

(b) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 40 to Registration Statement No. 2-59353 on Form N-1A (filed February 16, 2000).

(c)      See Appendix A to the Proxy Statement/Prospectus.

(d) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 47 to Registration Statement No. 2-59353 on Form N-1A (filed June 10, 2003).

(e) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 2-59353 (filed April 29, 2003).

(f) Incorporated herein by reference to the Exhibits filed with Security Income Fund's Post-Effective Amendment No. 73 to Registration Statement No. 2-38414 (filed January 10, 2003).

(g) Incorporated herein by reference to the Exhibits filed with Security Equity Fund's Post-Effective Amendment No. 94 to Registration Statement No. 2-19458 (filed January 14, 2003).

(h) Incorporated herein by reference to the Exhibits filed with the Registrant's Registration Statement Filing No. 333-132224 on Form N-14 on March 6, 2006 and amended March 10, 2006.

Item 17. Undertakings

1. The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3. The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters discussed in this registration statement.


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                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Topeka and State of Kansas on the 5th day of April, 2006.

                                                   SBL FUND

                                                   By:      /s/ MICHAEL G. ODLUM
                                                            --------------------
                                                            Michael G. Odlum
                                                            President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 5th day of April, 2006.



                                                SBL FUND


                                         By:    /s/ MICHAEL G. ODLUM
John D. Cleland                                 Michael G. Odlum, as President
Chairman of the Board and Director              and Director, and as
                                                Attorney-In-Fact for the
Donald A. Chubb, Jr.                            Officers and Directors whose
Director                                        names appear opposite

Penny A. Lumpkin                                /s/ BRENDA M. HARWOOD
Director                                        Brenda M. Harwood, Treasurer
                                                and Accounting Officer)
                                                (Principal Financial
Harry W. Craig, Jr.
Director

Maynard Oliverius
Director

Jerry B. Farley
Director


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                                  EXHIBIT INDEX

(16)     Powers of Attorney